Organization and Principal Activities - Schedule of Subsidiaries (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Founder Group Limited [Member]
Disclosure of Subsidiaries [line items]
Date of incorporation	May 18, 2023
Percentage of effective ownership
Place of incorporation	British Virgin Islands
Principal activities	Holding company
Founder Energy Sdn. Bhd. [Member]
Disclosure of Subsidiaries [line items]
Date of incorporation	Apr. 13, 2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Business of renewable energy activities and related business and activities of holding companies
Founder Energy (Singapore) Pte Ltd [Member]
Disclosure of Subsidiaries [line items]
Date of incorporation	May 27, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Dormant
Founder Assets Sdn. Bhd. [Member]
Disclosure of Subsidiaries [line items]
Date of incorporation	Sep. 21, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Business in the investment of renewable energy project
Founder Assets (Thailand) Company Limited [Member]
Disclosure of Subsidiaries [line items]
Date of incorporation	Jan. 14, 2025
Percentage of effective ownership	99.99%
Place of incorporation	Thailand
Principal activities	Dormant
Founder Solar Solution Sdn. Bhd. [Member]
Disclosure of Subsidiaries [line items]
Date of incorporation	Feb. 10, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Malaysia
Principal activities	Business of renewable energy activities
Founder Capital, LLC [Member]
Disclosure of Subsidiaries [line items]
Date of incorporation	Nov. 18, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Utah
Principal activities	Utah